CONSOLIDATED STATEMENT OF CASH FLOWS - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Generated from Operations
Net (Loss)/Income	CAD (1,140)	CAD 1,994	CAD 1,894
Depreciation and amortization	1,765	1,611	1,485
Asset impairment charges (Note 7)	3,745
Deferred income taxes (Note 15)	(102)	684	562
Income from equity investments (Note 8)	(440)	(522)	(597)
Distributed earnings received from equity investments (Note 8)	576	579	605
Employee post-retirement benefits expense, net of funding (Note 22)	44	37	50
Loss/(gain) on assets held for sale/sold (Notes 6 and 25)	125	(117)
Equity allowance for funds used during construction	(165)	(95)	(19)
Unrealized losses/(gains) on financial instruments	58	74	(35)
Other	47	22	32
Increase in operating working capital (Note 24)	(359)	(189)	(334)
Net cash provided by operations	4,154	4,078	3,643
Investing Activities
Capital expenditures (Note 4)	(3,918)	(3,489)	(4,264)
Capital projects in development (Note 4)	(511)	(848)	(488)
Contributions to equity investments (Note 8)	(493)	(256)	(163)
Acquisitions, net of cash acquired (Note 25)	(236)	(241)	(216)
Proceeds from sale of assets, net of transaction costs (Note 25)		196
Distributions in excess of equity earnings (Note 8)	226	159	128
Deferred amounts and other	324	335	(117)
Net cash used in investing activities	(4,608)	(4,144)	(5,120)
Financing Activities
Notes payable (repaid)/issued, net	(1,382)	544	(492)
Long-term debt issued, net of issue costs	5,045	1,403	4,253
Long-term debt repaid	(2,105)	(1,069)	(1,286)
Junior subordinated notes issued, net of issue costs	917
Advances to affiliates, net	(189)	(694)	(297)
Dividends on common shares	(1,446)	(1,345)	(1,286)
Dividends on preferred shares		(4)	(22)
Distributions paid to non-controlling interests	(224)	(174)	(146)
Common shares issued		1,115	899
Partnership units of subsidiary issued, net of issue costs	55	79	384
Preferred shares redeemed (Note 20)		(200)	(200)
Net cash provided by/(used in) financing activities	671	(345)	1,807
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	112		28
Increase/(Decrease) in Cash and Cash Equivalents	329	(411)	358
Cash and Cash Equivalents, Beginning of year	484	895	537
Cash and Cash Equivalents, End of year	CAD 813	CAD 484	CAD 895